UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2009
Hennessy Cornerstone Growth Fund (Unaudited)
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.01%
Consumer Discretionary - 24.03%
Aaron's, Inc.	185,900	$5,106,673	2.01%
AutoZone, Inc. (a)	35,500	5,451,735	2.15%
Carter's, Inc. (a)	257,000	7,283,380	2.87%
Dollar Tree, Inc. (a)	118,700	5,474,444	2.16%
Family Dollar Stores, Inc.	189,800	5,963,516	2.35%
FGX International Holdings Ltd. (a)(b)	360,200	4,758,242	1.87%
HOT Topic, Inc. (a)	533,900	4,127,047	1.63%
Monro Muffler, Inc.	194,100	5,161,119	2.03%
National Presto Industries, Inc.	64,300	5,167,148	2.04%
Netflix, Inc. (a)	165,600	7,276,464	2.87%
Panera Bread Co. (a)	94,700	5,204,712	2.05%
		60,974,480	24.03%
Consumer Staples - 4.08%
American Italian Pasta Co. (a)	221,500	6,968,390	2.75%
Nash Finch Co.	110,300	3,386,210	1.33%
		10,354,600	4.08%
Energy - 2.31%
World Fuel Services Corp.	133,800	5,868,468	2.31%
Financials - 7.93%
Amerisafe, Inc. (a)	241,100	4,009,493	1.58%
First Bancorp Puerto Rico (b)	444,300	1,377,330	0.54%
Nelnet, Inc. (a)	345,400	4,935,766	1.95%
Odyssey Re Holdings Corp.	95,500	4,412,100	1.74%
Stifel Financial Corp. (a)	107,900	5,387,447	2.12%
		20,122,136	7.93%
Health Care - 12.61%
Cantel Medical Corp. (a)	337,400	5,222,952	2.06%
Emergency Medical Services Corp. (a)	135,200	5,291,728	2.08%
Ensign Group, Inc.	295,700	4,737,114	1.87%
Gentiva Health Services, Inc. (a)	169,100	3,598,448	1.42%
PSS World Medical, Inc. (a)	263,000	5,315,230	2.09%
SXC Health Solutions Corp. (a)(b)	265,100	7,836,356	3.09%
		32,001,828	12.61%
Industrials - 27.06%
Aaon, Inc.	237,000	4,647,570	1.83%
Aceto Corp.	494,400	3,475,632	1.37%
Aecom Technology Corp. Delaware (a)	161,100	5,219,640	2.06%
Applied Signal Technology, Inc.	275,900	6,897,500	2.72%
Beacon Roofing Supply, Inc. (a)	356,600	5,980,182	2.36%
Corinthian Colleges, Inc. (a)	302,300	4,667,512	1.84%
Granite Construction, Inc.	112,700	3,818,276	1.51%
Insituform Technologies, Inc. (a)	251,400	4,625,760	1.82%
Michael Baker Corp. (a)	134,100	5,719,365	2.25%
SAIC, Inc. (a)	254,100	4,596,669	1.81%
Stanley, Inc. (a)	136,600	4,199,084	1.65%
Tetra Tech, Inc. (a)	204,900	6,171,588	2.43%
Trex Co, Inc. (a)	300,700	4,916,445	1.94%
VSE Corp.	126,200	3,736,782	1.47%
		68,672,005	27.06%
Information Technology - 8.10%
CACI International, Inc. - Class A (a)	109,800	5,072,760	2.00%
CSG Systems International Inc. (a)	283,300	4,725,444	1.86%
NCI, Inc. (a)	164,300	5,206,667	2.05%
Viasat, Inc. (a)	205,500	5,548,500	2.19%
		20,553,371	8.10%
Materials - 1.62%
Zep, Inc.	256,300	4,121,304	1.62%
Technology - 1.92%
Mantech International Corp. - Class A (a)	91,300	4,866,290	1.92%
Utilities - 8.35%
The Laclede Group Inc.	105,700	3,548,349	1.40%
New Jersey Resources Corp.	125,800	4,855,880	1.91%
NSTAR	135,600	4,352,760	1.71%
Piedmont Natural Gas Co.	156,300	3,848,106	1.52%
South Jersey Industries, Inc.	124,200	4,580,496	1.81%
		21,185,591	8.35%
TOTAL COMMON STOCKS (Cost $244,414,454)		$248,720,073	98.01%
	Principal		% of
	Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 2.16%
Money Market Funds - 2.16%
Fidelity Government Portfolio, 0.2177%	$5,473,050	$5,473,050	2.16%
Total Money Market Funds (Cost $5,473,050)		5,473,050	2.16%
TOTAL SHORT TERM INVESTMENTS (Cost $5,473,050)		$5,473,050	2.16%
Total Investments (Cost $249,887,504) - 100.17%		$254,193,123	100.17%
Liabilities in Excess of Other Assets - (0.17)%		(427,181)	(0.17)%
TOTAL NET ASSETS - 100.00%		$253,765,942	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:
Cost of investments	$251,411,960
Gross unrealized appreciation	20,574,407
Gross unrealized depreciation	(17,793,244)
Net unrealized depreciation	$2,781,163

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009 (Unaudited)

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$60,974,480	$-	$-	$60,974,480
Consumer Staples	10,354,600	-	-	$10,354,600
Energy	5,868,468	-	-	$5,868,468
Financials	20,122,136	-	-	$20,122,136
Health Care	32,001,828	-	-	$32,001,828
Industrials	68,672,005	-	-	$68,672,005
Information Technology	20,553,371	-	-	$20,553,371
Materials	4,121,304	-	-	$4,121,304
Technology	4,866,290	-	-	$4,866,290
Utilities	21,185,591	-	-	$21,185,591

Total Common Stocks	$ 248,720,073	-	-	$ 248,720,073

Short-Term Investments	5,473,050	-	-	$5,473,050

Total Investments in Securities	$ 254,193,123	$ -	$ -	$ 254,193,123

Schedule of Investments
July 31, 2009
Hennessy Focus 30 Fund (Unaudited)
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.72%
Consumer Discretionary - 30.62%
Aeropostale, Inc. (a)	199,700	$7,269,080	4.32%
ArvinMeritor, Inc.	422,000	3,055,280	1.82%
AutoZone, Inc. (a)	50,600	7,770,642	4.62%
Hasbro, Inc.	181,100	4,799,150	2.86%
Panera Bread Co. (a)	117,000	6,430,320	3.82%
Rent-A-Center, Inc. (a)	275,100	5,711,076	3.40%
Ross Stores, Inc.	176,800	7,795,112	4.63%
Sally Beauty Holdings, Inc. (a)	663,400	4,630,532	2.75%
Snap-On, Inc.	113,300	4,036,879	2.40%
		51,498,071	30.62%
Consumer Staples - 6.54%
The Estee Lauder Cos., Inc.	129,900	4,733,556	2.82%
Ralcorp Holdings, Inc. (a)	98,600	6,262,086	3.72%
		10,995,642	6.54%
Financials - 13.53%
Hanover Insurance Group, Inc.	129,800	5,102,438	3.04%
Odyssey Re Holdings Corp.	164,800	7,613,760	4.53%
Raymond James Financial, Inc.	173,100	3,552,012	2.11%
Stifel Financial Corp. (a)	129,800	6,480,914	3.85%
		22,749,124	13.53%
Health Care - 9.38%
LifePoint Hospitals, Inc. (a)	198,900	5,501,574	3.27%
Owens & Minor, Inc.	137,600	6,095,680	3.63%
Tenet Healthcare Corp. (a)	1,057,600	4,177,520	2.48%
		15,774,774	9.38%
Industrials - 24.85%
AO Smith Corp.	148,400	5,793,536	3.45%
Brady Corp.	175,700	5,167,337	3.07%
Corinthian Colleges, Inc. (a)	394,800	6,095,712	3.62%
HUB Group, Inc. (a)	158,600	3,408,314	2.03%
Lennox International, Inc.	173,800	6,056,930	3.60%
Pentair, Inc.	167,700	4,581,564	2.72%
Teledyne Technologies, Inc. (a)	111,500	3,649,395	2.17%
Tetra Tech, Inc. (a)	233,700	7,039,044	4.19%
		41,791,832	24.85%
Materials - 2.84%
Greif, Inc.	93,200	4,783,956	2.84%
Technology - 3.57%
ManTech International Corp. - Class A (a)	112,500	5,996,250	3.57%
Utilities - 5.39%
Hawaiian Electric Industries	233,100	4,165,497	2.48%
Piedmont Natural Gas Co.	199,200	4,904,304	2.91%
		9,069,801	5.39%
TOTAL COMMON STOCKS (Cost $194,069,395)		$162,659,450	96.72%
WARRANTS - 0.00%
Lantronix Inc. Warrant Ω
Expiration: February, 2011, Exercise Price: $0.850	158	0	0.00%
TOTAL WARRANTS (Cost $0)		$0	0.00%
	Principal		% of
	Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 3.45%
Money Market Funds - 3.45%
Fidelity Government Portfolio, 0.2177%	$5,812,527	$5,812,527	3.45%
Total Money Market Fund (Cost 5,812,527)		5,812,527	3.45%
TOTAL SHORT TERM INVESTMENTS (Cost $5,812,527)		$5,812,527	3.45%
Total Investments (Cost $199,881,922) - 100.17%		$168,471,977	100.17%
Liabilities in Excess of Other Assets - (0.17)%		(289,894)	(0.17)%
TOTAL NET ASSETS - 100.00%		$168,182,083	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
Ω	Security is fair valued.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

Cost of investments	$199,881,922
Gross unrealized appreciation	4,520,402
Gross unrealized depreciation	(35,930,347)
Net unrealized depreciation	$(31,409,945)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009 (Unaudited)

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$51,498,071	$-	$-		$51,498,071
Consumer Staples	10,995,642	-	-		$10,995,642
Financials	22,749,124	-	-		$22,749,124
Health Care	15,774,774	-	-		$15,774,774
Industrials	41,791,832	-	-		$41,791,832
Materials	4,783,956	-	-		$4,783,956
Technology	5,996,250	-	-		$5,996,250
Utilities	9,069,801	-	-		$9,069,801

Total Common Stocks	$ 162,659,450	-	-		$ 162,659,450

Warrants	-	-	-	*	-

Short-Term Investments	5,812,527	-	-		$5,812,527

Total Investments in Securities	$ 168,471,977	$ -	$ -		$ 168,471,977

* Warrant is fair valued at $0.00.

Schedule of Investments
July 31, 2009
Hennessy Cornerstone Value Fund (Unaudited)
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.02%
Consumer Discretionary - 16.43%
CBS Corp. - Class B	214,300	$1,755,117	1.67%
Daimler AG (b)	53,300	2,475,785	2.35%
Harley-Davidson, Inc.	95,400	2,156,040	2.05%
Koninklijke Philips Electronics NV - ADR (b)	98,200	2,235,032	2.13%
Limited Brands	169,500	2,193,330	2.09%
Macy's, Inc.	183,900	2,558,049	2.43%
Newell Rubbermaid, Inc.	121,500	1,563,705	1.49%
Starwood Hotels & Resorts Worldwide	98,700	2,330,307	2.22%
		17,267,365	16.43%
Consumer Staples - 5.31%
Altria Group, Inc.	105,600	1,851,168	1.76%
Reynolds American, Inc.	38,100	1,657,731	1.58%
Supervalu, Inc.	140,100	2,077,683	1.97%
		5,586,582	5.31%
Energy - 12.12%
BP PLC - ADR (b)	36,400	1,821,456	1.73%
CNOOC Ltd. - ADR (b)	20,500	2,733,265	2.60%
ENI SpA - ADR (b)	38,400	1,788,672	1.70%
Enterprise Products Partners LP	79,900	2,245,190	2.14%
Sasol Ltd. - ADR (b)	64,200	2,293,224	2.18%
Total SA - ADR (b)	33,400	1,858,710	1.77%
		12,740,517	12.12%
Financials - 18.15%
Allianz AG - ADR (b)	181,400	1,797,674	1.71%
The Allstate Corp.	58,600	1,576,926	1.50%
Bank of America Corp.	103,900	1,536,681	1.46%
BB&T Corp.	54,300	1,242,384	1.18%
Credit Suisse Group - ADR (b)	63,900	3,026,943	2.88%
Hartford Financial Services Group, Inc.	108,500	1,789,165	1.70%
HSBC Holdings PLC - ADR (b)	29,700	1,505,790	1.43%
Morgan Stanley	100,700	2,869,950	2.73%
Sun Life Financial, Inc. (b)	76,700	2,615,470	2.49%
US Bancorp (c)	54,800	1,118,468	1.07%
		19,079,451	18.15%
Health Care - 4.70%
Bristol-Myers Squibb Co.	74,600	1,621,804	1.54%
Merck & Co., Inc.	59,800	1,794,598	1.71%
Pfizer, Inc.	95,700	1,524,501	1.45%
		4,940,903	4.70%
Industrials - 7.69%
General Electric Co.	88,700	1,188,580	1.13%
Masco Corp.	155,600	2,167,508	2.06%
Pitney Bowes, Inc.	67,300	1,389,745	1.32%
RR Donnelley & Sons Co.	131,900	1,833,410	1.75%
Textron, Inc.	112,100	1,506,624	1.43%
		8,085,867	7.69%
Information Technology - 5.23%
AU Optronics Corp. - ADR (b)	270,700	3,015,598	2.87%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	236,778	2,479,065	2.36%
		5,494,663	5.23%
Materials - 19.45%
Alcoa, Inc.	194,300	2,284,968	2.18%
Arcelor Mittal - ADR (b)	74,600	2,688,584	2.56%
The Dow Chemical Co.	83,300	1,763,461	1.68%
EI Du Pont de Nemours & Co.	65,700	2,032,101	1.93%
International Paper Co.	143,200	2,693,592	2.56%
Rio Tinto PLC - ADR (b)	24,400	4,088,952	3.89%
Southern Copper Corp.	129,100	3,325,616	3.16%
Weyerhaeuser Co.	44,700	1,566,288	1.49%
		20,443,562	19.45%
Telecommunication Services - 8.94%
AT&T, Inc.	56,300	1,476,749	1.40%
Deutsche Telekom AG - ADR (b)	108,000	1,381,320	1.31%
Mobile Telesystems - ADR (b)	58,600	2,460,614	2.34%
Verizon Communications, Inc.	47,700	1,529,739	1.46%
Vimpel-Communications - ADR (a)(b)	188,500	2,546,635	2.42%
		9,395,057	8.94%
TOTAL COMMON STOCKS (Cost $99,886,793)		$103,033,967	98.02%
	Principal		% of
	Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 1.80%
Money Market Funds - 1.80%
Fidelity Government Portfolio, 0.2177%	$1,893,407	$1,893,407	1.80%
Total Money Market Funds (Cost $1,893,407)		1,893,407	1.80%
TOTAL SHORT TERM INVESTMENTS (Cost $1,893,407)		$1,893,407	1.80%
Total Investments (Cost $101,780,200) - 99.82%		$104,927,374	99.82%
Other Assets in Excess of Liabilities - 0.18%		190,876	0.18%
TOTAL NET ASSETS - 100.00%		$105,118,250	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Investment in affiliated security. Quasar Distributors, LLC, which serves as the funds's distributor, is a subsidiary of U.S. Bancorp.
Details of transactions with this affiliated company for the period ended July 31, 2009 were as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	Cost	Cost	Cost	Cost	Income	Shares	Market Value
U.S. Bancorp	$2,762,128	$73,535	$1,440,351	$1,395,312	$28,995	54,800	$1,118,468

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

Cost of investments	$102,077,136
Gross unrealized appreciation	18,338,019
Gross unrealized depreciation	(15,487,781)
Net unrealized depreciation	$2,850,238

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009 (Unaudited)

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$17,267,365	$-	$-	$17,267,365
Consumer Staples	5,586,582	-	-	$5,586,582
Energy	12,740,517	-	-	$12,740,517
Financials	19,079,451	-	-	$19,079,451
Health Care	4,940,903	-	-	$4,940,903
Industrials	8,085,867	-	-	$8,085,867
Information Technology	5,494,663	-	-	$5,494,663
Materials	20,443,562	-	-	$20,443,562
Technology	9,395,057	-	-	$9,395,057

Total Common Stocks	$ 103,033,967	-	-	$ 103,033,967

Short-Term Investments	1,893,407	-	-	$1,893,407

Total Investments in Securities	$ 104,927,374	$ -	$ -	$ 104,927,374

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Mutual Funds, Inc.

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date            9/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date            9/25/09

By (Signature and Title)*            /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date            9/25/09